FINANCIAL INSTRUMENTS - Other Financial Assets and Other Financial Liabilities Positions (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	€ 18	€ 7
Current derivatives assets	39	22
Derivative financial assets	57	29
Non-current derivatives liabilities	41	23
Current derivative liabilities	46	35
Derivatives liabilities	87	58
Aluminium and premium future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	3	4
Current derivative liabilities	6	10
Derivatives liabilities	9	14
Energy future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	0	1
Derivatives liabilities	0	1
Other future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	2
Current derivative liabilities	1	4
Derivatives liabilities	1	6
Currency commercial contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	4	12
Current derivative liabilities	28	16
Derivatives liabilities	32	28
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	34	5
Current derivative liabilities	11	4
Derivatives liabilities	45	9
Aluminium and premium future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	1	1
Current derivatives assets	18	8
Derivative financial assets	19	9
Other future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	1	0
Current derivatives assets	1	0
Derivative financial assets	2	0
Currency commercial contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	16	5
Current derivatives assets	17	12
Derivative financial assets	33	17
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	1
Current derivatives assets	0	2
Derivative financial assets	0	3
Margin call
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	3	0
Derivative financial assets	€ 3	€ 0